Impairment Testing of Acquired Development Programs Not Yet Available for Use - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Impairment of the acquired products' rights	£ 0
Cash flow projections - Industry-standard asset life	20 years
Discount rates	15.00%	12.00%